Non-Trading Securities (Non-Trading Securities Reconciliation) (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Schedule of available-for-sale securities [Line items]
Cost and/or amortized cost	¥ 187,627	¥ 240,917
Gross unrealized gains	2,771	3,754
Gross unrealized losses	2,464	2,415
Fair value	187,934	242,256
Government, agency and municipal securities [Member]
Schedule of available-for-sale securities [Line items]
Cost and/or amortized cost	94,322	150,203
Gross unrealized gains	469	445
Gross unrealized losses	904	164
Fair value	93,887	150,484
Other debt securities [Member]
Schedule of available-for-sale securities [Line items]
Cost and/or amortized cost	50,469	37,356
Gross unrealized gains	444	115
Gross unrealized losses	466	182
Fair value	50,447	37,289
Equity securities [Member]
Schedule of available-for-sale securities [Line items]
Cost and/or amortized cost	42,836	53,358
Gross unrealized gains	1,858	3,194
Gross unrealized losses	1,094	2,069
Fair value	¥ 43,600	¥ 54,483